Investments that Trade at Net Asset Value as a Practical Expedient (Tables)	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Investments that Trade at Net Asset Value as a Practical Expedient
Schedule of investments fair value estimated using net asset value as practical expedient

The following tables set forth additional disclosures of the investments whose fair value is estimated using net asset value per share or its equivalent as a practical expedient as of December 31, 2025 and 2024 for the Plan:

	Fair Value Estimated Using NAV per Share
	December 31, 2025
				Other	Redemption
		Unfunded	Redemption	Redemption	Notice
Investment	Fair Value	Commitment	Frequency	Restrictions	Period
Collective investment trust fund - target date funds	$417,936,140	$—	Daily	none	none
Collective investment trust fund - stable value	$1,456,313	$—	Daily	Cannot make direct exchange into competing fund for 90 days	1 year

Fair Value Estimated Using NAV per Share
December 31, 2024
				Other	Redemption
		Unfunded	Redemption	Redemption	Notice
Investment	Fair Value	Commitment	Frequency	Restrictions	Period
Collective investment trust fund - stable value	$1,607,943	$—	Daily	Cannot make direct exchange into competing fund for 90 days	1 year